Shareholder Fees - VIPMidCapPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)